Commitments and Contingencies (Details Narrative) - USD ($)	Feb. 09, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other current liabilities		$ 100,805	$ 58,615	$ 14,198
Factoring Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term	1 year
Advances on sale on receivables	$ 150,000
Reserve of purchased receivables, percentage	10.00%
Factoring fees, percentage	1.80%
Other current liabilities		$ 37,913	$ 25,420